UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811- 06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (96.9%)(a)
			Shares	Value

Aerospace and defense (4.8%)

General Dynamics Corp.			257,100	$33,775,227

Honeywell International, Inc.			485,300	54,377,865

L-3 Communications Holdings, Inc.			621	73,589

Northrop Grumman Corp.			414,800	82,088,920

				170,315,601
Airlines (0.5%)

American Airlines Group, Inc.			396,200	16,248,162

				16,248,162
Banks (1.6%)

Bank of America Corp.			1,709,200	23,108,384

PacWest Bancorp			563,100	20,919,165

Virgin Money Holdings UK PLC (United Kingdom)			2,399,096	12,640,512

				56,668,061
Beverages (2.1%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			164,100	20,456,706

Monster Beverage Corp.(NON)			119,000	15,872,220

PepsiCo, Inc.			373,600	38,286,528

				74,615,454
Biotechnology (6.1%)

Amgen, Inc.			160,500	24,063,765

Biogen, Inc.(NON)			111,100	28,921,552

BioMarin Pharmaceutical, Inc.(NON)			156,200	12,883,376

Blueprint Medicines Corp.(NON)(S)			287,300	5,185,765

Celgene Corp.(NON)			767,068	76,775,836

Gilead Sciences, Inc.			621,733	57,112,393

Medivation, Inc.(NON)			191,900	8,414,163

Neuralstem, Inc.(NON)(S)			2,527,211	1,895,408

TESARO, Inc.(NON)(S)			71,200	3,134,936

				218,387,194
Building products (0.4%)

Fortune Brands Home & Security, Inc.			276,200	15,478,248

				15,478,248
Capital markets (1.4%)

Charles Schwab Corp. (The)			817,100	22,895,142

KKR & Co. LP			1,074,200	15,779,998

Morgan Stanley			445,100	11,131,951

				49,807,091
Chemicals (2.9%)

Albemarle Corp.(S)			228,100	14,582,433

Dow Chemical Co. (The)			382,900	19,474,294

E.I. du Pont de Nemours & Co.			258,100	16,342,892

Sherwin-Williams Co. (The)			61,400	17,478,738

Symrise AG (Germany)			317,639	21,234,451

W.R. Grace & Co.(NON)			216,000	15,374,880

				104,487,688
Commercial services and supplies (1.5%)

KAR Auction Services, Inc.			202,874	7,737,614

Tyco International PLC			1,221,090	44,826,214

				52,563,828
Consumer finance (0.1%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(F)(RES)(NON)			642,526	1,648,079

				1,648,079
Diversified consumer services (0.3%)

Bright Horizons Family Solutions, Inc.(NON)			173,351	11,229,678

				11,229,678
Diversified telecommunication services (0.5%)

Level 3 Communications, Inc.(NON)			362,500	19,158,125

				19,158,125
Electronic equipment, instruments, and components (0.3%)

Cognex Corp.			262,400	10,220,480

				10,220,480
Energy equipment and services (0.4%)

Baker Hughes, Inc.			292,000	12,798,360

				12,798,360
Food and staples retail (2.7%)

Costco Wholesale Corp.			176,500	27,812,870

CVS Health Corp.			389,700	40,423,581

Walgreens Boots Alliance, Inc.			336,100	28,313,064

				96,549,515
Food products (0.4%)

Associated British Foods PLC (United Kingdom)			295,759	14,174,178

				14,174,178
Health-care equipment and supplies (4.0%)

Becton Dickinson and Co.			174,700	26,522,954

C.R. Bard, Inc.			212,900	43,148,443

Cooper Cos., Inc. (The)			173,100	26,652,207

DexCom, Inc.(NON)			132,200	8,977,702

Edwards Lifesciences Corp.(NON)			100,000	8,821,000

GenMark Diagnostics, Inc.(NON)			920,982	4,853,575

Intuitive Surgical, Inc.(NON)(S)			42,200	25,364,310

				144,340,191
Health-care providers and services (0.6%)

Premier, Inc. Class A(NON)			610,987	20,382,526

				20,382,526
Health-care technology (—%)

HTG Molecular Diagnostics, Inc.(NON)(AFF)			370,078	1,062,124

				1,062,124
Hotels, restaurants, and leisure (3.8%)

Chipotle Mexican Grill, Inc.(NON)(S)			24,000	11,303,280

Dave & Buster's Entertainment, Inc.(NON)(S)			389,145	15,091,043

Hilton Worldwide Holdings, Inc.			2,793,403	62,907,436

Lindblad Expeditions Holdings, Inc.(NON)			1,394,800	13,864,312

Yum! Brands, Inc.			409,100	33,484,835

				136,650,906
Household durables (1.3%)

PulteGroup, Inc.			2,006,400	37,539,744

Tempur Sealy International, Inc.(NON)(S)			151,600	9,215,764

				46,755,508
Industrial conglomerates (0.8%)

Danaher Corp.			285,200	27,054,072

				27,054,072
Insurance (0.4%)

Prudential PLC (United Kingdom)			829,072	15,377,039

				15,377,039
Internet and catalog retail (5.3%)

Amazon.com, Inc.(NON)			226,077	134,208,350

Delivery Hero Holding GmbH (acquired 6/12/15, cost $6,354,151) (Private) (Germany)(F)(RES)(NON)			825	4,533,208

Expedia, Inc.(S)			94,900	10,232,118

FabFurnish GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	44

Global Fashion Holding SA (acquired 8/2/13, cost $3,488,697) (Private) (Brazil)(F)(RES)(NON)			82,353	2,228,997

Netflix, Inc.(NON)			117,500	12,012,025

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	44

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Brazil)(F)(RES)(NON)			22	19

Priceline Group, Inc. (The)(NON)			20,190	26,024,102

				189,238,907
Internet software and services (12.4%)

Alphabet, Inc. Class A(NON)			138,448	105,621,979

Alphabet, Inc. Class C(NON)			196,283	146,221,021

Facebook, Inc. Class A(NON)			1,449,300	165,365,130

GoDaddy, Inc. Class A(NON)(S)			368,900	11,926,537

Shopify, Inc. Class A (Canada)(NON)(S)			499,600	14,093,716

				443,228,383
IT Services (3.2%)

Fidelity National Information Services, Inc.			249,100	15,770,521

Visa, Inc. Class A			1,287,200	98,445,056

				114,215,577
Leisure products (0.2%)

MCBC Holdings, Inc.(NON)			464,198	6,535,908

				6,535,908
Life sciences tools and services (0.8%)

Agilent Technologies, Inc.			721,900	28,767,715

				28,767,715
Machinery (1.2%)

Manitowoc Foodservice, Inc.(NON)			391,500	5,770,710

Middleby Corp. (The)(NON)(S)			265,800	28,379,466

Wabtec Corp.(S)			131,100	10,394,919

				44,545,095
Media (2.5%)

Discovery Communications, Inc. Class A(NON)(S)			408,400	11,692,492

DISH Network Corp. Class A(NON)			123,600	5,717,736

Liberty Global PLC Ser. A (United Kingdom)(NON)(S)			477,900	18,399,150

Lions Gate Entertainment Corp.(S)			405,300	8,855,805

Live Nation Entertainment, Inc.(NON)			1,554,227	34,674,804

Time Warner, Inc.			148,600	10,780,930

				90,120,917
Multiline retail (1.1%)

Dollar General Corp.			460,500	39,418,800

				39,418,800
Oil, gas, and consumable fuels (3.6%)

Anadarko Petroleum Corp.			280,700	13,072,199

Cabot Oil & Gas Corp.(S)			481,900	10,943,949

Diamondback Energy, Inc.(NON)			267,800	20,668,804

EOG Resources, Inc.			276,700	20,082,886

Gulfport Energy Corp.(NON)			596,700	16,910,478

Pioneer Natural Resources Co.			126,600	17,817,684

Scorpio Tankers, Inc.			1,722,040	10,039,493

Suncor Energy, Inc. (Canada)			716,115	19,943,699

				129,479,192
Personal products (0.9%)

Coty, Inc. Class A(S)			438,900	12,214,587

Edgewell Personal Care Co.			260,400	20,970,012

				33,184,599
Pharmaceuticals (5.3%)

Allergan PLC(NON)			173,100	46,395,993

Bristol-Myers Squibb Co.			742,700	47,443,676

Cardiome Pharma Corp. (Canada)(NON)(S)			934,800	3,823,332

Eli Lilly & Co.			291,700	21,005,317

Impax Laboratories, Inc.(NON)			264,482	8,468,714

Jazz Pharmaceuticals PLC(NON)			215,367	28,116,162

Perrigo Co. PLC(S)			263,200	33,671,176

				188,924,370
Real estate investment trusts (REITs) (1.3%)

American Tower Corp.(R)			466,902	47,796,758

				47,796,758
Real estate management and development (1.1%)

Kennedy-Wilson Holdings, Inc.			847,600	18,562,440

RE/MAX Holdings, Inc. Class A			593,855	20,369,227

				38,931,667
Road and rail (2.1%)

Old Dominion Freight Line, Inc.(NON)(S)			144,899	10,087,868

Union Pacific Corp.			806,300	64,141,165

				74,229,033
Semiconductors and semiconductor equipment (4.0%)

Broadcom, Ltd.			192,600	29,756,700

Cavium, Inc.(NON)			170,100	10,403,316

Intel Corp.			513,400	16,608,490

Lam Research Corp.(S)			377,066	31,145,652

NXP Semiconductor NV(NON)(S)			196,609	15,939,092

ON Semiconductor Corp.(NON)			1,517,300	14,550,907

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			988,000	25,885,600

				144,289,757
Software (6.4%)

Adobe Systems, Inc.(NON)			203,900	19,125,820

Electronic Arts, Inc.(NON)			522,800	34,562,308

Microsoft Corp.			1,412,900	78,034,467

Mobileye NV (Israel)(NON)(S)			121,295	4,523,091

salesforce.com, Inc.(NON)			731,300	53,991,879

SS&C Technologies Holdings, Inc.			268,020	16,997,828

TiVo, Inc.(NON)			1,150,619	10,942,387

TubeMogul, Inc.(NON)(S)			856,300	11,080,522

				229,258,302
Specialty retail (4.0%)

Advance Auto Parts, Inc.			238,500	38,241,090

DavidsTea, Inc. (Canada)(NON)(S)			256,375	3,104,701

Five Below, Inc.(NON)(S)			356,493	14,737,421

Home Depot, Inc. (The)			412,300	55,013,189

TJX Cos., Inc. (The)			405,844	31,797,877

				142,894,278
Technology hardware, storage, and peripherals (2.9%)

Apple, Inc.			964,432	105,113,444

				105,113,444
Textiles, apparel, and luxury goods (1.0%)

NIKE, Inc. Class B			587,400	36,107,478

				36,107,478
Tobacco (0.7%)

Philip Morris International, Inc.			245,000	24,036,949

				24,036,949

Total common stocks (cost $2,891,939,087)				$3,466,289,237

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

A basket of (UBSPUTCH) common stocks 144A (China)	11/14/16	$0.00	271,030	$24,086,436

Citigroup, Inc.	1/4/19	106.10	1,682,858	168,286

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $28,650,057)				$24,254,722

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(F)(RES)(NON)			1,754	$4,499

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(F)(RES)(NON)			30,360	86,071

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(F)(RES)(NON)			44,126	202,141

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(F)(RES)(NON)			64,006	293,211

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(F)(RES)(NON)			33,279	164,432

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(F)(RES)(NON)			71,810	496,351

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(F)(RES)(NON)			542,756	1,392,169

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(F)(RES)(NON)			686,312	1,760,390

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(F)(RES)(NON)			2,096,000	5,371,147

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% cv. pfd. (acquired 8/10/15, cost $4,137,150) (Private)(F)(RES)(NON)			664,069	3,723,435

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $25,444,401)				$13,493,846

SHORT-TERM INVESTMENTS (8.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)		Shares	206,415,187	$206,415,187

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	90,692,044	90,692,044

SSgA Prime Money Market Fund Class N 0.40%(P)		Shares	2,121,000	2,121,000

U.S. Treasury Bills 0.30%, May 19, 2016(SEGSF)			$841,000	840,853

U.S. Treasury Bills 0.31%, May 12, 2016(SEGSF)			5,270,000	5,269,420

U.S. Treasury Bills 0.26%, May 5, 2016			815,000	814,930

Total short-term investments (cost $306,151,896)				$306,153,434

TOTAL INVESTMENTS

Total investments (cost $3,252,185,441)(b)				$3,810,191,239

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $85,838,349) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Buy	5/18/16	$15,202,342	$14,591,130	$611,212
	Japanese Yen	Sell	5/18/16	15,202,342	14,624,499	(577,843)
JPMorgan Chase Bank N.A.
	Euro	Sell	6/15/16	31,574,974	30,143,959	(1,431,015)
State Street Bank and Trust Co.
	Japanese Yen	Buy	5/18/16	7,718,563	7,635,618	82,945
	Japanese Yen	Sell	5/18/16	7,718,563	7,189,617	(528,946)
UBS AG
	Euro	Sell	6/15/16	12,205,214	11,653,526	(551,688)

Total						$(2,395,335)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	344,394	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$3,342,491
baskets	96,185	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(83,423)
baskets	2,866	—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	21,533

Total		$—	$3,280,601

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,576,221,073.
(b)	The aggregate identified cost on a tax basis is $3,258,855,199, resulting in gross unrealized appreciation and depreciation of $739,540,561 and $188,204,521, respectively, or net unrealized appreciation of $551,336,040.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,904,237, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$39,640,629	$39,640,629	$996	$—
	Putnam Short Term Investment Fund*	$79,414,641	$562,907,112	$551,629,709	$116,801	$90,692,044
	HTG Molecular Diagnostics, Inc.†	—	167,997	—	—	1,062,124
	Totals	$79,414,641	$602,715,738	$591,270,338	$117,797	$91,754,168
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
† Security was only in affiliation for a portion of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $206,415,187, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $202,239,401.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,015,470 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $997,689 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $928,814 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$692,190,068	$—	$6,762,312
Consumer staples	228,386,517	14,174,178	—
Energy	142,277,552	—	—
Financials	180,563,065	28,017,551	1,648,079
Health care	601,864,120	—	—
Industrials	400,434,039	—	—
Information technology	1,046,325,943	—	—
Materials	83,253,237	21,234,451	—
Telecommunication services	19,158,125	—	—
Total common stocks	3,394,452,666	63,426,180	8,410,391
Convertible preferred stocks	—	—	13,493,846
Warrants	168,286	24,086,436	—
Short-term investments	92,813,044	213,340,390	—

Totals by level	$3,487,433,996	$300,853,006	$21,904,237

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,395,335)	$—
Total return swap contracts	—	3,280,601	—

Totals by level	$—	$885,266	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$694,157	$3,089,492
Equity contracts	27,618,746	83,423

Total	$28,312,903	$3,172,915

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$78,800,000
OTC total return swap contracts (notional)		$42,700,000
Warrants (number of warrants)		2,600,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$3,364,024.00	$—	$—	$3,364,024.00
	Forward currency contracts#	611,212	—	82,945	—	694,157

	Total Assets	$611,212	$3,364,024	$82,945	$—	$4,058,181

	Liabilities:
	OTC Total return swap contracts*#	—	83,423	—	—	83,423
	Forward currency contracts#	577,843	1,431,015	528,946	551,688	3,089,492

	Total Liabilities	$577,843	$1,514,438	$528,946	$551,688	$3,172,915

	Total Financial and Derivative Net Assets	$33,369	$1,849,586	$(446,001)	$(551,688)	$885,266
	Total collateral received (pledged)##†	$—	$1,849,586	$(446,001)	$(394,921)
	Net amount	$33,369	$—	$—	$(156,767)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016